Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M entity segment D component subsidiary	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies
Number of insurance-related subsidiaries	2
Investment Securities
Number of components in which other-than-temporary impairment is segregated	2
Non-Accrual Loans
Period of charge off for past due unsecured commercial loans (in days)	90
Minimum period that past due unsecured loans outstanding may not be placed on nonaccrual status under special circumstances (in days)	90
Maximum period of non-consumer loans outstanding that is used to evaluate whether loans should be placed on non-accrual status (in days)	90
Other Real Estate Owned
Other real estate owned	$ 86,626	$ 87,192
Income Taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Consolidated Statements of Cash Flows
Maximum term of maturity to classify short term investments as cash equivalents (in months)	3
Segments of an Enterprise and Related Information
Number of operating segments	1
Number of active operating bank subsidiaries	4
Reclassifications
Decrease in cash provided by operating activities due to reclassification adjustment	181,896	178,155	182,709
Increase in cash provided by investing activities due to reclassification adjustment	206,060	(255,443)	638,210
Cash flow adjustment | Adjustment
Reclassifications
Decrease in cash provided by operating activities due to reclassification adjustment			(84,800)
Increase in cash provided by investing activities due to reclassification adjustment			$ 84,800